Prospectus Two | WINTON GLOBAL EQUITY PORTFOLIO
WINTON GLOBAL EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Winton Global Equity Portfolio (the "Fund") seeks to achieve long-term investment growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing globally in equity securities, including common stocks, depositary receipts and exchange-traded funds in accordance with the Adviser's Program (defined below). The common stocks and depositary receipts are primarily selected from the large and mid-cap securities of developed market countries, deemed by the Adviser to have sufficient liquidity. The Fund invests in securities providing exposure to a number of different countries and, under normal market conditions, invests at least 40% of its net assets outside the United States (or, if conditions are not deemed favorable by the Adviser, invests at least 30% of its net assets outside the United States). The Fund may invest in the securities of companies located in emerging market countries although these are not expected to represent more than 10% of the net assets of the Fund. A small portion of the Fund's assets may be held in cash or cash equivalents. However, under normal market conditions, the Fund will invest at least 95% of its net assets (including any borrowings for investment purposes) in equity securities.

The Fund's primary benchmark is the MSCI World Net Total Return Index (USD) ("MSCI World"), which is a market capitalization weighted index that represents about 1,600 large and mid-cap securities from about twenty developed market countries.

The Adviser uses an automated computer-based investment system that is developed by its research team based on the statistical analysis of historic data. The investment system is implemented with particular investment constraints (for example, only trading equity securities) to create different investment programs. The program used by the Fund is the Adviser's fully invested long-only equity program (the "Program"). The Program constructs a portfolio by attempting to forecast the returns of each security in the universe (as described above) using a variety of data-based signals (for instance using price or company account data) and selecting those securities forcasted as having the potential for above-average returns. In order to determine position weights in the target portfolio, the Adviser uses its proprietary risk forecasting methodology so that lower risk securities tend to receive larger weights than higher risk securities. While the Fund may buy and sell securities frequently in certain circumstances, the Adviser believes that this provides a good means of diversifying the portfolio. While the Fund may buy and sell securities frequently in certain circumstances, the Adviser takes into consideration transaction costs in its forecasting models to seek to trade in a cost efficient manner that encourages limited turnover and prioritizes trades with the greatest expected overall benefit to the portfolio.

Under normal market conditions, the Fund will target an average forecasted tracking error of approximately 3.5% relative to the MSCI World over the long-term, but actual tracking error will vary based on a number of factors such as quality of forecasted returns and risk estimates and market conditions.

The investment system (from which the Program is derived) is modified over time as the Adviser monitors its operation and undertakes further research. Changes to the investment system occur as a result of, amongst other things, changes in market liquidity, the availability of new data (such as additional detail on historic data or data on new markets), the Adviser extracting additional information from existing data or the Adviser refining its understanding of existing data.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set out below.

EQUITIES RISK -- Equities represent ownership interests in a company or corporation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equities in which the Fund invests will cause the value of the Fund's assets to fluctuate.

CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. dollar, which would adversely affect the U.S. dollar value of an investment in the Fund. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

EXCHANGE-TRADED FUNDS (ETFS) RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

DEPOSITARY RECEIPTS -- Depositary receipts are certificates evidencing ownership of shares of a non-U.S. issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in non-U.S. securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

NON-U.S. INVESTMENT/EMERGING MARKETS RISK -- The Fund invests in securities issued by non-U.S. companies. Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

MEDIUM CAPITALIZATION COMPANY RISK - The risk that medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

LIMITATIONS ON MATHEMATICAL MODELS RISK -- The Fund utilizes the Adviser's investment approach, which is based on research into historic data and the application of that research to the development of mathematical models that attempt to forecast returns, risk, correlation and transaction costs. Many of these models are trend-following models that attempt to identify and exploit market trends. Mathematical models may be incomplete and/or flawed and there is an inherent risk that any forecasts derived from them may be inaccurate, particularly if the research or models are based on, or incorporate, inaccurate assumptions or data. Assumptions or data may be inaccurate from the outset or may become inaccurate as a result of many factors such as, changes in market structure, increased government intervention in markets or growth in assets managed in accordance with similar investment strategies. In particular, such factors may make the trend-following models of the Adviser less effective because they may lessen the prospect of identified trends occurring or continuing in the future. As a result of the foregoing, the investment system may not generate profitable trading signals and the Fund may suffer losses.

PROCESS EXCEPTIONS RISK -- The Fund utilizes the Adviser's investment approach, which is based on mathematical models that are implemented as an automated computer-based investment system. Issues with the design, development, implementation, maintenance or operation of the investment system; any component of the investment system; or any processes and procedures related to the investment system may cause losses to the Fund and such losses may be substantial.

VOLATILITY RISK -- The markets in which the Fund invests are subject to high levels of volatility. Price movements are influenced by a variety of factors, including: changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; political and economic events and policies; changes in interest rates and rates of inflation; currency devaluations and re-evaluations; and market sentiment. Such volatility could result in significant losses to the Fund.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available by calling the Fund at (866) 330-9999.